Fair Value Measurements (Details) - Schedule of fair value of the financial liabilities $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Derivative Liabilities on Convertible Debentures [Member]
Fair Value Measurements (Details) - Schedule of fair value of the financial liabilities [Line Items]
Beginning balance of fair value
Recognition of earn-out RSUs
Initial recognition of convertible debenture derivative liabilities	7,755
Change in fair value during the period	(7,350)
Ending balance of fair value	405
Contingent Earn–out Shares Liability [Member]
Fair Value Measurements (Details) - Schedule of fair value of the financial liabilities [Line Items]
Beginning balance of fair value	29,240
Recognition of earn-out RSUs	6
Initial recognition of convertible debenture derivative liabilities
Change in fair value during the period	(28,682)
Ending balance of fair value	$ 564